Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes
Note 16—Income taxes
“Income tax expense” consisted of the following:
($ in millions)
2020

2019

2018

Current taxes

776 855 686
Deferred taxes

(280) (83) (142)
Income tax expense allocated to continuing operations 496 772 544
Income tax expense allocated to discontinued operations 322 167 228
Income tax expense from continuing operations is reconciled

below from the Company’s weighted

‑average
global tax rate (rather than from the Swiss domestic statutory tax rate) as the parent company of the ABB Group,
ABB Ltd, is domiciled in Switzerland and income generated

in jurisdictions outside of Switzerland (hereafter “foreign
jurisdictions”) which has already been subject to corporate

income tax in those foreign jurisdictions is, to a large

extent,
tax exempt in Switzerland. There is no requirement

in Switzerland for any parent company of a group to file a

tax return
of the consolidated group determining domestic and

foreign pre‑tax income. As the Company’s

consolidated income
from continuing operations is predominantly earned

outside of Switzerland, the weighted‑average global tax

rate of the
Company results from enacted corporate income tax

rates in foreign jurisdictions.
The reconciliation of “Income tax expense from

continuing operations” at the weighted‑average tax rate

to the
effective tax rate is as follows:
($ in millions, except % data) 2020 2019 2018
Income from continuing operations before

income taxes
841 1,862 2,119
Weighted-average global

tax rate
22.9% 18.3% 22.2%
Income taxes at weighted-average tax rate

193 341 470
Items taxed at rates other than the weighted-average

tax rate

3 (7) (43)
Unrecognized tax benefits (38) 133 (22)
Changes in valuation allowance, net

29 198 41
Effects of changes in tax laws and (enacted) tax

rates

23 63 1
Non-deductible expenses (including impairment of goodwill) 232 44 86
Other, net

54 — 11
Income tax expense from continuing operations 496 772 544
Effective tax rate for the year 59.0% 41.5% 25.7%
The allocation of consolidated income from continued operations,

which is predominantly earned outside of
Switzerland, impacts the “weighted-average global tax

rate”. In 2019, based on the enacted tax rates in the applicable jurisdictions, the loss recorded for the planned sale of the solar inverters business reduced the weighted-average global
tax rate by approximately 2

percent.
In 2018, the benefit reported in “Items taxed at rates other than the weighted-average tax rate” included positive
impacts of $ 17

million, relating to non-taxable amounts for net gains from sale of businesses. In 2020 and 2019, the
amount was not significant.
In 2020,

“Changes in valuation allowance, net” predominantly reflects increases in the valuation allowance
resulting from changes in expectations of future economic

conditions due to impacts on the Company’s

business from
the COVID-19 pandemic.

In 2019, “Changes in valuation allowance, net”

included adjustments to the valuation allowance in certain
jurisdictions where the Company updated its assessment that

it was more likely than not that such deferred tax

assets
would be realized. In 2019, the Company recorded an

increase of $
158

million to the valuation allowance in certain
operations in North America,

including an amount to provide

for certain deferred tax assets arising in 2019.
In 2018, the “Changes in valuation allowance, net”

included adjustments in valuation allowance recorded in
certain jurisdictions where the Company updated its assessment that it was more likely than not that such deferred

tax
assets would be realized. The amount included an increase

of $
40

million relating to certain operations in Central
Europe.
In 2020,

“Effects of changes in tax laws and (enacted) tax rates” primarily reflects the impact of changes to tax
rates in certain countries in Asia by $ 16

million. In 2019, “Effects of changes in tax laws and

(enacted) tax rates”
primarily reflects a change in tax law applicable to a country in Europe.

The benefit in 2019 was mostly offset by a
related change in the valuation allowance, resulting

in a net benefit of $
17

million.
In 2020, the impact on the income tax expense from

“Non-deductible expenses” was $
232

million, and includes
an impact of $ 82

million for the impairment of non-deductible goodwill. In

addition, the amount in 2020 includes
$ 62

million relating to non-operational pension costs resulting from the settlement of certain defined benefit plans which
were principally not deductible. Non-deductible expenses

also includes other items that were deducted for financial
accounting purposes but are typically not tax deductible, such as interest expense, local taxes on productive activities,
disallowed meals and entertainment expenses and other

similar items. The amounts in 2019 and 2018 related primarily to these typically non-deductible items.
In 2020 and 2018, “Unrecognized tax benefits” in the

table above included a net benefit of $
20

million and
$ 22

million, respectively,

related to the interpretation for tax law and double tax

treaty agreements by competent tax
authorities while in 2019, “Unrecognized tax benefits” included a net charge of $
91

million.
In 2020, “Other, net” represents income

tax expense of $
54

million related to finalization of tax audits in
Europe.
Deferred tax assets and liabilities (excluding amounts held

for sale and in discontinued operations) consisted of
the following:
December 31,
($ in millions) 2020 2019
Deferred tax assets:
Unused tax losses and credits

758 507
Provisions and other accrued liabilities

750 650
Other current assets including receivables 114 121
Pension

413 592
Inventories

370 463
Intangible assets 873 972
Other

76 179
Total

gross deferred tax asset
3,354 3,484
Valuation

allowance

(1,518) (1,632)
Total

gross deferred tax asset, net of valuation

allowance
1,836 1,852
Deferred tax liabilities:
Property, plant and

equipment

(275) (244)
Intangible assets (419) (483)
Other assets (65) (161)
Pension (223) (214)
Other liabilities

(310) (359)
Inventories

(29) (39)
Unremitted earnings of subsidiaries (333) (353)
Total

gross deferred tax liability
(1,654) (1,853)
Net deferred tax asset (liability ) 182 (1)
Included in:
“Deferred taxes”—non-current assets 843 910
“Deferred taxes”—non-current liabilities (661) (911)
Net deferred tax asset (liability) 182 (1)
Certain entities have deferred tax assets related to net operating loss carry‑forwards and other items. As
recognition of these assets in certain entities did not

meet the more likely than not criterion, valuation allowances have been recorded. “Unused tax losses and credits” at December

31, 2020 and 2019, in the table above, included
$ 170

million and $
126

million, respectively,

for which the Company has established a valuation allowance

as, due to
limitations imposed by the relevant tax law,

the Company determined that, more likely than not, such deferred tax assets
would not be realized.
The valuation allowance at December 31, 2020, 2019

and 2018, was $
1,518

million, $
1,632

million and
$ 1,535

million, respectively.
At December 31, 2020 and 2019, deferred tax liabilities totaling

$
333

million and $
353

million, respectively,
have been provided for withholding taxes, dividend

distribution taxes or additional corporate income taxes

(hereafter
“withholding taxes”) on unremitted earnings which will be

payable in foreign jurisdictions in the event of repatriation of
the foreign earnings to Switzerland. Income which has

been generated outside of Switzerland and has already been
subject to corporate income tax in such foreign jurisdictions is, to a large extent, tax exempt in Switzerland and
therefore, generally no or only limited Swiss income tax has to be provided for on the repatriated earnings of foreign
subsidiaries.
Certain countries levy withholding taxes on dividend distributions and these taxes cannot always be fully
reclaimed by the Company’s

relevant subsidiary receiving the dividend although the taxes have to be withheld and paid
by the relevant subsidiary distributing such dividend

.

In 2020 and 2019, certain taxes arose in certain foreign
jurisdictions for which the technical merits do not allow

utilization of benefits. At December 31, 2020 and 2019, foreign subsidiary retained earnings subject to withholding taxes

upon distribution of approximately $
100

million and
$ 100

million, respectively,

were considered as indefinitely reinvested, as these funds are used for financing current
operations as well as business growth through working

capital and capital expenditure in those countries and,
consequently, no

deferred tax liability was recorded.
At December 31, 2020, net operating loss carry‑forwards

of $
3,033

million and tax credits of $
82

million were
available to reduce future income taxes of certain subsidiaries.

Of these amounts, $
1,682

million of operating loss carry-
forwards and $ 57

million of tax credits will expire in varying amounts through

2042, while the remainder are available
for carryforward indefinitely.

The largest amount of these carry‑forwards

related to the Company’s Europe

operations.
Unrecognized tax benefits consisted of the following:
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized tax items on January

1, 2018
1,025 242 1,267
Net change due to acquisitions and divestments

8 — 8
Increase relating to prior year tax positions

35 37 72
Decrease relating to prior year tax positions

(99) 14 (85)
Increase relating to current year tax positions

126 5 131
Decrease due to settlements with tax authorities

(44) (17) (61)
Decrease as a result of the applicable statute of limitations

(66) (31) (97)
Exchange rate differences

(24) (11) (35)
Balance at December 31, 2018, which would, if recognized,

affect
the effective tax rate 961 239 1,200
Net change due to acquisitions and divestments

11 7 18
Increase relating to prior year tax positions

202 85 287
Decrease relating to prior year tax positions

(82) (63) (145)
Increase relating to current year tax positions

163 6 169
Decrease due to settlements with tax authorities

(57) (8) (65)
Decrease as a result of the applicable statute of limitations

(83) (28) (111)
Exchange rate differences

(9) (5) (14)
Balance at December 31, 2019, which would, if recognized,

affect
the effective tax rate 1,106 233 1,339
Net change due to acquisitions and divestments

1 — 1
Increase relating to prior year tax positions

298 96 394
Decrease relating to prior year tax positions

(161) (57) (218)
Increase relating to current year tax positions

390 5 395
Decrease due to settlements with tax authorities

(340) (75) (415)
Decrease as a result of the applicable statute of limitations

(59) (16) (75)
Exchange rate differences

63 6 69
Balance at December 31, 2020, which would, if recognized,

affect
the effective tax rate 1,298 192 1,490
In 2020, the “Increase relating to current year tax positions”

included a total of $
381

million, in taxes related to
the interpretation of tax law and double tax treaty agreements by competent tax authorities, of which $
301

million is
reported as Income tax expense in discontinued operations.
In 2019 and 2018, the “Increase relating to current year tax positions” included a total of $
163

million and
$ 111

million, respectively,

in taxes related to the interpretation of tax law and double tax treaty agreements by
competent tax authorities.
In 2020, the “Increase relating to prior year tax positions”

is predominantly related to the interpretation of tax
law and double tax treaty agreements by competent

tax authorities in Europe, of which $
73

million is reported as Income
tax expense in discontinued operations.
In 2020, the “Decrease relating to prior year tax positions” included a total of $
85

million related to a change of
interpretation of tax law in Asia and changed tax risk assessments in Europe of $
59

million.
In 2020, the “Decrease due to settlements with tax authorities”

is predominantly related to closed tax audits in
Europe.
At December 31, 2020,

the Company expected the resolution, within the next twelve

months, of unrecognized
tax benefits related to pending court cases amounting

to $
32

million for income taxes, penalties and interest. Otherwise, the Company had not identified any other significant changes which were considered reasonably possible to occur
within the next twelve months.
At December 31, 2020,

the earliest significant open tax years that remained subject to examination were the
following:
Region Year
Europe

2015
United States 2017
Rest of Americas 2015
China 2011
Rest of Asia, Middle East and Africa

2011